Segment Information - Schedule of Segment Reporting Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Sales	£ 3,869	£ 4,129	£ 4,513
Adjusted operating profit	581	546	576
Cost of major restructuring	(159)	(102)	(79)
Intangible charges	(163)	(113)	(166)
Other net gains and losses	16	230	128
UK pension GMP equalisation		(8)
Impact of US tax reform			(8)
Operating profit	275	553	451
Finance costs	(84)	(91)	(110)
Finance income	41	36	80
Profit before tax	232	498	421
Income tax	34	92	(13)
Profit for the year	266	590	408
Assets	7,650	7,905	7,888
Share of results of joint ventures and associates	54	44	78
Capital expenditure	262	196	240
Pre-publication investment	319	388	361
Depreciation	123	66	90
Amortisation	537	525	561
Continuing operation [member]
Disclosure of operating segments [line items]
Sales	3,869	4,129	4,513
Continuing operation [member] | Corporate [member]
Disclosure of operating segments [line items]
Assets	489	636	793
Continuing operation [member] | Penguin Random House [member] | Operating segments [member]
Disclosure of operating segments [line items]
Adjusted operating profit	65	68	94
Cost of major restructuring	(2)	(8)
Intangible charges	(12)	(14)	(28)
Other net gains and losses			96
Impact of US tax reform			(8)
Operating profit	51	46	154
Assets	397	387	388
Share of results of joint ventures and associates	51	46	71
North America [member]
Disclosure of operating segments [line items]
Sales	2,534	2,784	2,929
North America [member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	2,534	2,784	2,929
Adjusted operating profit	361	362	394
Cost of major restructuring	(110)	(78)	(60)
Intangible charges	(62)	(72)	(89)
Other net gains and losses	13	4	(3)
Operating profit	202	216	242
Assets	4,316	4,366	4,120
Share of results of joint ventures and associates		(4)	5
Capital expenditure	176	135	162
Pre-publication investment	189	234	218
Depreciation	75	41	56
Amortisation	305	344	348
Core [member]
Disclosure of operating segments [line items]
Sales	838	806	815
Core [member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	838	806	815
Adjusted operating profit	92	57	50
Cost of major restructuring	(28)	(16)	(11)
Intangible charges	(7)	(8)	(12)
Other net gains and losses	8
UK pension GMP equalisation		(8)
Operating profit	65	25	27
Assets	1,964	1,980	1,917
Share of results of joint ventures and associates	3	1	1
Capital expenditure	35	25	35
Pre-publication investment	81	90	84
Depreciation	23	12	13
Amortisation	85	92	103
Growth [member]
Disclosure of operating segments [line items]
Sales	497	539	769
Growth [member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	497	539	769
Adjusted operating profit	63	59	38
Cost of major restructuring			(8)
Intangible charges	(82)	(19)	(37)
Other net gains and losses	(5)	226	35
Operating profit	(43)	266	28
Assets	484	536	670
Share of results of joint ventures and associates		1	1
Capital expenditure	51	36	43
Pre-publication investment	49	64	59
Depreciation	25	13	21
Amortisation	147	89	110
Segment assets [member]
Disclosure of operating segments [line items]
Assets	7,246	7,513	7,490
Segment assets [member] | Continuing operation [member] | Corporate [member]
Disclosure of operating segments [line items]
Assets	489	636	793
Segment assets [member] | North America [member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	4,316	4,366	4,116
Segment assets [member] | Core [member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	1,957	1,975	1,914
Segment assets [member] | Growth [member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	484	536	667
Joint ventures [member]
Disclosure of operating segments [line items]
Assets			3
Joint ventures [member] | Growth [member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets			3
Associates [member]
Disclosure of operating segments [line items]
Assets	404	392	395
Associates [member] | Penguin Random House [member]
Disclosure of operating segments [line items]
Sales	2,916	2,775
Associates [member] | Continuing operation [member] | Penguin Random House [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	397	387	388
Associates [member] | North America [member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets			4
Associates [member] | Core [member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	£ 7	£ 5	£ 3